FINANCIAL RISK MANAGEMENT - Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures	R$ 8,630,548	R$ 17,091,611
Derivatives	51,226	796,877
Lease liability	1,448,953	3,946,378
Trade accounts payables, related parties and reverse factoring operations	5,302,478	6,375,930
Dividends payable	294,231	260
Borrowings, financing and debentures, Interest to be accrued	(2,518,846)	(3,499,325)
Lease liability, interest to be accrued	(298,513)	(675,641)
Borrowings, financing and debentures, Carrying amount	6,111,702	13,592,286	R$ 12,716,832
Derivatives, Carrying amount	51,226	796,877
Lease liability, Carrying amount	1,150,440	3,270,737	R$ 3,547,863
Trade accounts payables, related parties and reverse factoring operations, Carrying amount	5,302,478	6,375,930
Dividends payable	294,231	260
Less than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures	357,568	722,146
Derivatives	140,679	640,257
Lease liability	401,217	1,070,253
Trade accounts payables, related parties and reverse factoring operations	5,302,478	6,375,930
Dividends payable	294,231	260
One to five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures	4,194,476	3,228,866
Derivatives	71,134	1,504,007
Lease liability	912,529	2,019,723
Trade accounts payables, related parties and reverse factoring operations
Dividends payable
Over five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures	4,078,504	13,140,599
Derivatives	(160,587)	(1,347,387)
Lease liability	135,207	856,402
Trade accounts payables, related parties and reverse factoring operations
Dividends payable